DYNAMIC VARIABLE LIFE II

LEVEL PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Separate Account I

Supplement Effective as of May 1, 2009

This supplement updates certain information contained in your prospectus dated May 1, 1994, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND NAME CHANGES

Effective May 1, 2009, certain of the funds available through the ReliaStar Life Insurance Company of New York Separate Account I will change their names as follows:

Former Fund Name	Current Fund Name

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Growth and Income Portfolio	ING Growth and Income Portfolio

ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE POLICY

Effective May 1, 2009, subaccounts which invest in the following Funds are available through the Policy:

  ING Balanced Portfolio (Class I)
  ING Growth and Income Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING Liquid Assets Portfolio (Class I)

The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds available through the Policy. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Balanced Portfolio	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those
sectors or mix thereof offers the best
investment prospects.

ING Growth and Income	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
stock.

ING Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk.
Subadviser:
ING Investment Management Co.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting the Company at its:

ING Customer Service Center P.O. Box 5033 Minot, ND 58702-5033 1-877-886-5050

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